Commitments, Contingencies and Guarantees - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder 2024	$ 4,149
2025	7,833
2026	6,151
2027	4,829
2028	2,024
2029 and beyond	10,932
Total lease payments	35,918
Less: interest	(6,105)
Total lease liability	$ 29,813